Taxes - Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 5,072
Additions for tax positions of prior years	799	5,072
Balance at end of year	$ 5,871	$ 5,072